Discontinued Operations Revenues and earnings (loss), including gain on disposition, before and after tax from discontinued operations (Details) - USD ($) $ in Millions		3 Months Ended											12 Months Ended
		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	[1]	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues and earnings from discontinued operations
Gain on sale of Hawaii Business, before tax													$ (42)		$ 81		$ (248)
Earnings (loss) from discontinued operations, net of tax		$ 0	$ (27)	$ (1)	$ 0	$ (1)	[1]	$ (3)	$ 35	$ (11)	$ (1)		(29)		20		(133)
Hawaii Operations
Revenues and earnings from discontinued operations
Revenues		$ 0				0							0		2,159		3,165
Loss from discontinued operations, before tax						(1)							(46)	[2]	(47)	[2]	(218)	[2]
Gain on sale of Hawaii Business, before tax	[3]												0		81		0
Total earnings (loss) from discontinued operations, before tax													(46)		34		(218)
Income tax expense (benefit)													(17)		14		(85)
Earnings (loss) from discontinued operations, net of tax						$ (1)							$ (29)		20		$ (133)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments															$ 17

[1]	The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.
[2]	Includes charges totaling $42 million related to regulatory improvements we are obligated to make at the at the Hawaii refinery to resolve the Clean Air Act matters discussed in Note 17.
[3]	Gain on sale of the Hawaii Business includes a $17 million curtailment gain related to the remeasurement of our pension and other postretirement benefit obligations recognized during 2013.